Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount		€ 2,983.2	€ 2,980.0
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	€ 114.9	€ 37.5

[1]	1. The fair value of the interest rate swaps excludes accrued interest.